Performance Management	Aug. 05, 2025
TrueShares Structured Outcome (January) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the TrueShares Structured Outcome (January) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax-free reorganization on August 8, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time. The bar chart below shows the Predecessor Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.

Effective May 1, 2024, the Adviser began managing the Predecessor Fund directly. Prior to May 1, 2024, the Predecessor Fund was managed on a day-to-day basis by an investment sub-adviser. The Predecessor Fund’s performance for periods prior to May 1, 2024 may have differed had the Predecessor Fund been managed directly by the Adviser. Updated performance information is available on the Fund’s website at www.true-shares.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation.
Bar Chart [Heading]	Calender Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date total return of the Predecessor Fund as of June 30, 2025 was 3.95%. During the period of time shown in the bar chart, the highest quarterly return was 8.79% for the quarter ended December 31, 2023, and the lowest quarterly return was -11.01% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	calendar year-to-date total return
Bar Chart, Year to Date Return	3.95%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.79%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.01%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2024)
TrueShares Structured Outcome (January) ETF	One Year	Since Inception (12/31/2020)
Return Before Taxes	18.11%	10.95%
Return After Taxes on Distributions	16.86%	9.87%
Return After Taxes on Distributions and Sale of Fund Shares	10.73%	8.11%
S&P 500 Price Index[1] (reflects no deductions for fees, expenses, or taxes)	23.31%	11.86%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	25.02%	13.58%
[1]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.true-shares.com
TrueShares Structured Outcome (February) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the TrueShares Structured Outcome (February) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax-free reorganization on August 8, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time. The bar chart below shows the Predecessor Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.

Effective May 1, 2024, the Adviser began managing the Predecessor Fund directly. Prior to May 1, 2024, the Predecessor Fund was managed on a day-to-day basis by an investment sub-adviser. The Predecessor Fund’s performance for periods prior to May 1, 2024 may have differed had the Predecessor Fund been managed directly by the Adviser. Updated performance information is available on the Fund’s website at www.true-shares.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation.
Bar Chart [Heading]	Calender Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date total return of the Predecessor Fund as of June 30, 2025 was 4.51%. During the period of time shown in the bar chart, the highest quarterly return was 8.47% for the quarter ended December 31, 2023, and the lowest quarterly return was -10.75% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	calendar year-to-date total return
Bar Chart, Year to Date Return	4.51%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.47%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.75%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2024)
TrueShares Structured Outcome (February) ETF	One Year	Since Inception (1/29/2021)
Return Before Taxes	17.12%	11.43%
Return After Taxes on Distributions	15.36%	10.25%
Return After Taxes on Distributions and Sale of Fund Shares	10.15%	8.46%
S&P 500 Price Index[1] (reflects no deductions for fees, expenses, or taxes)	23.31%	12.44%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	25.02%	14.47%
[1]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.true-shares.com
TrueShares Structured Outcome (March) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the TrueShares Structured Outcome (March) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax-free reorganization on August 8, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time. The bar chart below shows the Predecessor Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.

Effective May 1, 2024, the Adviser began managing the Predecessor Fund directly. Prior to May 1, 2024, the Predecessor Fund was managed on a day-to-day basis by an investment sub-adviser. The Predecessor Fund’s performance for periods prior to May 1, 2024 may have differed had the Predecessor Fund been managed directly by the Adviser. Updated performance information is available on the Fund’s website at www.true-shares.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation.
Bar Chart [Heading]	Calender Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date total return of the Predecessor Fund as of June 30, 2025 was 4.48%. During the period of time shown in the bar chart, the highest quarterly return was 8.71% for the quarter ended December 31, 2023, and the lowest quarterly return was -11.28% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	calendar year-to-date total return
Bar Chart, Year to Date Return	4.48%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.71%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.28%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2024)
TrueShares Structured Outcome (March) ETF	One Year	Since Inception (2/26/2021)
Return Before Taxes	18.00%	10.22%
Return After Taxes on Distributions	15.93%	8.55%
Return After Taxes on Distributions and Sale of Fund Shares	10.67%	7.23%
S&P 500 Price Index[1] (reflects no deductions for fees, expenses, or taxes)	23.31%	11.95%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	25.02%	13.66%
[1]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.true-shares.com
TrueShares Structured Outcome (April) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the TrueShares Structured Outcome (April) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax-free reorganization on August 8, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time. The bar chart below shows the Predecessor Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.

Effective May 1, 2024, the Adviser began managing the Predecessor Fund directly. Prior to May 1, 2024, the Predecessor Fund was managed on a day-to-day basis by an investment sub-adviser. The Predecessor Fund’s performance for periods prior to May 1, 2024 may have differed had the Predecessor Fund been managed directly by the Adviser. Updated performance information is available on the Fund’s website at www.true-shares.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation.
Bar Chart [Heading]	Calender Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date total return of the Predecessor Fund as of June 30, 2025 was 4.09%. During the period of time shown in the bar chart, the highest quarterly return was 8.70% for the quarter ended December 31, 2023, and the lowest quarterly return was -11.06% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	calendar year-to-date total return
Bar Chart, Year to Date Return	4.09%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.06%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2024)
TrueShares Structured Outcome (April) ETF	One Year	Since Inception (3/31/2021)
Return Before Taxes	18.52%	10.56%
Return After Taxes on Distributions	17.23%	9.83%
Return After Taxes on Distributions and Sale of Fund Shares	10.97%	7.95%
S&P 500 Price Index[1] (reflects no deductions for fees, expenses, or taxes)	23.31%	11.02%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	25.02%	12.72%
[1] Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.true-shares.com
TrueShares Structured Outcome (May) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the TrueShares Structured Outcome (May) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax-free reorganization on August 8, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time. The bar chart below shows the Predecessor Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.

Effective May 1, 2024, the Adviser began managing the Predecessor Fund directly. Prior to May 1, 2024, the Predecessor Fund was managed on a day-to-day basis by an investment sub-adviser. The Predecessor Fund’s performance for periods prior to May 1, 2024 may have differed had the Predecessor Fund been managed directly by the Adviser. Updated performance information is available on the Fund’s website at www.true-shares.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation.
Bar Chart [Heading]	Calender Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date total return of the Predecessor Fund as of June 30, 2025 was 4.71%. During the period of time shown in the bar chart, the highest quarterly return was 8.46% for the quarter ended December 31, 2023, and the lowest quarterly return was -12.59% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	calendar year-to-date total return
Bar Chart, Year to Date Return	4.71%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(12.59%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2024)
TrueShares Structured Outcome (May) ETF	One Year	Since Inception (4/30/2021)
Return Before Taxes	17.76%	7.29%
Return After Taxes on Distributions	16.85%	6.45%
Return After Taxes on Distributions and Sale of Fund Shares	10.52%	5.28%
S&P 500 Price Index[1] (reflects no deductions for fees, expenses, or taxes)	23.31%	9.74%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	25.02%	11.43%
[1] Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.true-shares.com
TrueShares Structured Outcome (June) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the TrueShares Structured Outcome (June) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax-free reorganization on August 8, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time. The bar chart below shows the Predecessor Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.

Effective May 1, 2024, the Adviser began managing the Predecessor Fund directly. Prior to May 1, 2024, the Predecessor Fund was managed on a day-to-day basis by an investment sub-adviser. The Predecessor Fund’s performance for periods prior to May 1, 2024 may have differed had the Predecessor Fund been managed directly by the Adviser. Updated performance information is available on the Fund’s website at www.true-shares.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation.
Bar Chart [Heading]	Calender Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date total return of the Predecessor Fund as of June 30, 2025 was 4.09%. During the period of time shown in the bar chart, the highest quarterly return was 8.73% for the quarter ended December 31, 2023, and the lowest quarterly return was -11.52% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	calendar year-to-date total return
Bar Chart, Year to Date Return	4.09%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.73%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.52%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2024)
TrueShares Structured Outcome (June) ETF	One Year	Since Inception (5/28/2021)
Return Before Taxes	17.60%	8.04%
Return After Taxes on Distributions	15.79%	6.77%
Return After Taxes on Distributions and Sale of Fund Shares	10.43%	5.67%
S&P 500 Price Index[1] (reflects no deductions for fees, expenses, or taxes)	23.31%	9.79%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	25.02%	11.47%
[1] Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.true-shares.com
TrueShares Structured Outcome (September) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the TrueShares Structured Outcome (September) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax-free reorganization on August 8, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time. The bar chart below shows the Predecessor Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.

Effective May 1, 2024, the Adviser began managing the Predecessor Fund directly. Prior to May 1, 2024, the Predecessor Fund was managed on a day-to-day basis by an investment sub-adviser. The Predecessor Fund’s performance for periods prior to May 1, 2024 may have differed had the Predecessor Fund been managed directly by the Adviser. Updated performance information is available on the Fund’s website at www.true-shares.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation.
Bar Chart [Heading]	Calender Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date total return of the Predecessor Fund as of June 30, 2025 was 4.43%. During the period of time shown in the bar chart, the highest quarterly return was 8.59% for the quarter ended December 31 2023, and the lowest quarterly return was -9.13% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	calendar year-to-date total return
Bar Chart, Year to Date Return	4.43%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.59%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(9.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2024)
TrueShares Structured Outcome (September) ETF	One Year	Since Inception (8/31/2020)
Return Before Taxes	18.43%	12.30%
Return After Taxes on Distributions	16.76%	11.49%
Return After Taxes on Distributions and Sale of Fund Shares	10.92%	9.38%
S&P 500 Price Index[1] (reflects no deductions for fees, expenses, or taxes)	23.31%	12.72%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	25.02%	14.45%
[1] Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.true-shares.com
TrueShares Structured Outcome (October) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the TrueShares Structured Outcome (October) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax-free reorganization on August 8, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time. The bar chart below shows the Predecessor Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.

Effective May 1, 2024, the Adviser began managing the Predecessor Fund directly. Prior to May 1, 2024, the Predecessor Fund was managed on a day-to-day basis by an investment sub-adviser. The Predecessor Fund’s performance for periods prior to May 1, 2024 may have differed had the Predecessor Fund been managed directly by the Adviser. Updated performance information is available on the Fund’s website at www.true-shares.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation.
Bar Chart [Heading]	Calender Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date total return of the Predecessor Fund as of June 30, 2025 was 4.28%. During the period of time shown in the bar chart, the highest quarterly return was 8.44% for the quarter ended December 31, 2023, and the lowest quarterly return was -10.13% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	calendar year-to-date total return
Bar Chart, Year to Date Return	4.28%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.44%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2024)
TrueShares Structured Outcome (October) ETF	One Year	Since Inception (9/30/2020)
Return Before Taxes	18.99%	12.55%
Return After Taxes on Distributions	18.39%	12.00%
Return After Taxes on Distributions and Sale of Fund Shares	11.25%	9.69%
S&P 500 Price Index[1] (reflects no deductions for fees, expenses, or taxes)	23.31%	14.05%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	25.02%	15.80%
[1] Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.true-shares.com
TrueShares Structured Outcome (November) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the TrueShares Structured Outcome (November) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax-free reorganization on August 8, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time. The bar chart below shows the Predecessor Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.

Effective May 1, 2024, the Adviser began managing the Predecessor Fund directly. Prior to May 1, 2024, the Predecessor Fund was managed on a day-to-day basis by an investment sub-adviser. The Predecessor Fund’s performance for periods prior to May 1, 2024 may have differed had the Predecessor Fund been managed directly by the Adviser. Updated performance information is available on the Fund’s website at www.true-shares.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation.
Bar Chart [Heading]	Calender Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date total return of the Predecessor Fund as of June 30, 2025 was 4.33%. During the period of time shown in the bar chart, the highest quarterly return was 8.64% for the quarter ended December 31, 2023, and the lowest quarterly return was -10.19% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	calendar year-to-date total return
Bar Chart, Year to Date Return	4.33%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.64%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.19%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2024)
TrueShares Structured Outcome (November) ETF	One Year	Since Inception (10/30/2020)
Return Before Taxes	19.19%	13.69%
Return After Taxes on Distributions	17.82%	13.05%
Return After Taxes on Distributions and Sale of Fund Shares	11.37%	10.59%
S&P 500 Price Index[1] (reflects no deductions for fees, expenses, or taxes)	23.31%	15.12%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	25.02%	16.89%
[1] Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.true-shares.com
TrueShares Structured Outcome (December) ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the TrueShares Structured Outcome (December) ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax-free reorganization on August 8, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time. The bar chart below shows the Predecessor Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.

Effective May 1, 2024, the Adviser began managing the Predecessor Fund directly. Prior to May 1, 2024, the Predecessor Fund was managed on a day-to-day basis by an investment sub-adviser. The Predecessor Fund’s performance for periods prior to May 1, 2024 may have differed had the Predecessor Fund been managed directly by the Adviser. Updated performance information is available on the Fund’s website at www.true-shares.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Predecessor Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Total Return Index, a broad measure of market performance, and the S&P 500 Price Index, which is integral to the Fund’s investment strategy and is comprised of the same components as the S&P 500 Total Return Index but does not include dividends in its calculation.
Bar Chart [Heading]	Calender Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date total return of the Predecessor Fund as of June 30, 2025 was 3.94%. During the period of time shown in the bar chart, the highest quarterly return was 8.62% for the quarter ended December 31, 2022, and the lowest quarterly return was -10.71% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	calendar year-to-date total return
Bar Chart, Year to Date Return	3.94%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.62%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.71%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2024)
TrueShares Structured Outcome (December) ETF	One Year	Since Inception (11/30/2020)
Return Before Taxes	19.00%	11.60%
Return After Taxes on Distributions	17.80%	10.98%
Return After Taxes on Distributions and Sale of Fund Shares	11.25%	8.87%
S&P 500 Price Index[1] (reflects no deductions for fees, expenses, or taxes)	23.31%	12.60%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	25.02%	14.33%
[1] Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.true-shares.com